Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income taxes attributed to the operations in China
Current	$ (3,671)	$ (3,318)	$ (2,294)
Deferred	1,007	333	225
Total Income tax expense	$ (2,664)	$ (2,985)	$ (2,069)